Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Net loss before income tax	$ (18,140,997)	$ (45,317,532)	$ (1,947,553)
Statutory rate	20.00%	20.25%	21.50%
Expected income tax recovery	$ (3,628,199)	$ (9,176,800)	$ (418,724)
Impact on income tax expense/recovery from
Change in valuation allowance	1,336,161	7,447,002	572,139
Permanent differences - excess consideration	0	3,904,864	0
Permanent differences - liability related to options and warrants	(130,061)	(225,748)	0
Change of tax rate from prior year	80,986	15,596	0
Tax rate difference in foreign jurisdictions	2,341,113	(1,964,914)	(153,415)
Income tax expense	$ 0	$ 0	$ 0